Other financial liabilities - SEPI Loan (Details) € in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jun. 30, 2021 USD ($)
Other financial Liabilities
Borrowings			$ 140,012,000	$ 57,162,000
Government grant			8,813,000	3,743,000
Repayment of debt			$ 446,041,000	$ 495,726,000	$ 456,506,000
SEPI Loan
Other financial Liabilities
Borrowings							$ 38,300,000	€ 34,500
Government grant							4,236,000	3,807
Intercompany loan exempt									$ 20,000,000
Repayment of debt	$ 20,217,000	$ 17,960,000
SEPI Loan | Ferroglobe Plc interest in Groupo FerroAtlantica and Grupo FerroAtlantica de Servicios
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment			51.00%
SEPI Loan | Grupo Villar Mir SAU Voting Stake in Ferroglobe PLC
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment			35.00%
SEPI Loan | FG Spain Direct or Indirect Interest In FG Corporate [member]
Other financial Liabilities
Percentage of ownership interest ceases to exist which triggers change of control and early repayment			100.00%
SEPI Loan | Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U.,
Other financial Liabilities
Debt instrument threshold amount of default on payment obligations			$ 2,700,000			€ 2,500
Debt Instrument, Threshold Amount of Default On Payment Obligations On Commercial Non Financial Nature			2,700,000			2,500
Debt Instrument, Threshold Amount of Default on Payment Obligations with Creditors			$ 5,500,000			€ 5,000
SEPI Loan | Level 2 of fair value hierarchy | Discounted cash flow
Other financial Liabilities
Financial liabilities, at fair value							34,149,000	30,693
SEPI Loan | Fixed rate
Other financial Liabilities
Borrowings							$ 18,800,000	€ 16,900
Interest rate (as a percent)							2.00%	2.00%
SEPI Loan | Floating rate
Other financial Liabilities
Borrowings							$ 19,500,000	€ 17,600
SEPI Loan | Floating rate | Interest rate spread, first year
Other financial Liabilities
Applicable margin (as a percent)							2.50%	2.50%
SEPI Loan | Floating rate | Interest rate spread, second and third years
Other financial Liabilities
Applicable margin (as a percent)							3.50%	3.50%
SEPI Loan | Floating rate | Interest Rate Spread, Fourth Year
Other financial Liabilities
Applicable margin (as a percent)							5.00%	5.00%
SEPI Loan | Floating rate | Interest Rate Spread, Additional
Other financial Liabilities
Applicable margin (as a percent)							1.00%	1.00%
SEPI Loan | Loan maturing in February 2025
Other financial Liabilities
Borrowings							$ 19,150,000	€ 17,250
SEPI Loan | Loan maturing in June 2025
Other financial Liabilities
Borrowings							$ 19,150,000	€ 17,250